Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2020
Trade and other payables [abstract]
Schedule of trade and other payables

	June 30, 2020	June 30, 2019
Trade payables	18,718	17,367
Advances from sales, leases and services	2,647	4,512
Construction obligations	407	1,331
Accrued invoices	439	673
Deferred income	142	136
Total trade payables	22,353	24,019
Dividends payable to non-controlling interest	224	204
Taxes payable	159	419
Construction provisions	-	1,451
Other payables	9,105	2,940
Total other payables	9,488	5,014
Total trade and other payables	31,841	29,033
Non-current	2,169	2,505
Current	29,672	26,528
Total	31,841	29,033